Guarantees, Commitments, and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantee obligations	$ 12,112	$ 12,445
Guarantee obligations, term	six
Provision for chargebacks, net	$ 12,020	$ 10,582
Percentage of guarantees paid	100.00%	100.00%	100.00%
Chargeback expense	$ 85,500	$ 63,100	$ 54,400
Lease cost	5,900	4,200	3,400
Sublease income	100	900	$ 800
Contractual obligation	$ 3,300	$ 3,200
Contractual obligation, term	3 months
Indemnification Agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantor obligations, maximum exposure	$ 48,400,000